Taxes (Tables)	12 Months Ended
Jul. 31, 2025
Taxes [Abstract]
Schedule of Reconciles the Statutory Federal Rate

The following table reconciles the statutory federal rate of 21% for the years ended July 31, 2025, 2024 and 2023 to the Company’s effective tax rate:

	For the Years Ended July 31,
	2025	2024	2023
	%	%	%
Statutory federal rate	21.0	21.0	21.0
State tax rate, net of statutory federal effect	8.8	8.8	8.8
Rate differential	(8.9)	(17.2)	(23.8)
Permanent difference on non-deductible expenses	(22.6)	(0.1)	(0.1)
Permanent difference on non-taxable income	-	0.5	-
Utilization of net operation losses brought forward	1.7	-	(4.8)
Change in valuation allowance	-	(13.1)	(2.2)
Effective tax rate	-	(0.1)	(1.1)

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities are comprised of the following:

	As of July 31,
	2025	2024

Net operating losses	$664,513	$743,120
Operating lease	-	-
Property, equipment and others	-	-
Gross deferred tax assets	664,513	743,120

Operating lease	-	(6,565)
Property, equipment and others	-	(10,262)
Gross deferred tax liabilities	-	(16,827)
Gross deferred tax assets, net of gross deferred tax liabilities	664,513	726,293
Less: valuation allowance	(664,513)	(726,293)
Deferred tax assets, net of valuation allowance	$-	$-